EATON VANCE MUNICIPALS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the forms of prospectus and statement of additional information dated February 1, 2007 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 108 (“Amendment No. 108”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 108 was filed electronically with the Commission (Accession No. 0000940394-07-000094) on January 29, 2007.

     Eaton Vance California Municipals Fund Eaton Vance Florida Municipals Fund Eaton Vance Massachusetts Municipals Fund Eaton Vance Massachusetts Municipals Fund – Class I Shares Eaton Vance Mississippi Municipals Fund Eaton Vance New York Municipals Fund Eaton Vance Ohio Municipals Fund Eaton Vance Rhode Island Municipals Fund Eaton Vance West Virginia Municipals Fund

EATON VANCE MUNICIPALS TRUST
By:	/s/ Alan R. Dynner
Alan R. Dynner
Secretary

Dated: February 2, 2007